FINANCIAL INSTRUMENTS - Schedule of Derivative Notional Amounts (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivative [Line Items]
Notional principal	$ 722,084	$ 759,100
Derivative Instrument 1.38% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate (percent)	1.38%
Derivative Instrument 2.15%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate (percent)	2.15%
Derivative Instrument 2.15%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate (percent)	2.15%
Derivative Instrument 1.40%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate (percent)	1.40%
Derivative Instrument 1.38%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate (percent)	1.38%
Derivative Instrument 1.22%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate (percent)	1.22%
Derivative Instrument 1.22%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate (percent)	1.22%
Derivative Instrument 1.39%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 75,000
Fixed Interest Rate (percent)	1.39%
Derivative Instrument 0.35%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 48,125
Fixed Interest Rate (percent)	0.35%
Derivative Instrument 0.35%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 24,063
Fixed Interest Rate (percent)	0.35%
Derivative Instrument 1.38%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate (percent)	1.38%
Derivative Instrument 1.03%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 35,000
Fixed Interest Rate (percent)	1.03%
Derivative Instrument 1.43%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 75,000
Fixed Interest Rate (percent)	1.43%
Derivative Instrument 0.37%, Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate (percent)	0.37%
Derivative Instrument 0.41% Fixed Rate
Derivative [Line Items]
Notional principal	$ 48,750
Fixed Interest Rate (percent)	0.41%
Derivative Instrument 0.45% Fixed Rate
Derivative [Line Items]
Notional principal	$ 41,146
Fixed Interest Rate (percent)	0.45%
Derivative Instrument 0.35% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate (percent)	0.35%
Derivative Instrument 0.74% Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate (percent)	0.74%